Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Dec. 31, 2019 USD ($)
Accrued Revenue for 2020	$ (5,101)
Accrued Revenue for 2021	(3,736)
Accrued Revenue for 2022	(1,363)
Accrued Revenue for 2023	(1,449)
Accrued Revenue for 2024	(1,385)
Total	$ (13,034)